Sales revenues (Tables)	12 Months Ended
Dec. 31, 2023
Sales Revenues
Schedule of net sales revenues

	2023	2022	2021
Diesel	32,260	40,149	24,236
Gasoline	14,309	16,175	11,910
Liquefied petroleum gas	3,506	5,121	4,491
Jet fuel	5,015	5,423	2,271
Naphtha	1,837	2,396	1,699
Fuel oil (including bunker fuel)	1,158	1,411	1,775
Other oil products	4,428	5,536	4,261
Subtotal oil products	62,513	76,211	50,643
Natural gas	5,632	7,673	5,884
Crude oil	5,475	7,719	671
Renewables and nitrogen products	94	283	40
Breakage	860	669	243
Electricity	657	694	2,902
Services, agency and others	1,059	1,043	808
Domestic market	76,290	94,292	61,191

Exports	25,012	27,497	21,491
Crude oil	18,447	19,332	14,942
Fuel oil (including bunker fuel)	5,114	7,399	5,480
Other oil products and other products	1,451	766	1,069
Sales abroad (1)	1,107	2,685	1,284
Foreign market	26,119	30,182	22,775
Sales revenues	102,409	124,474	83,966
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

Schedule of sales revenues by area

	2023	2022	2021
Domestic market	76,290	94,292	61,191
China	7,232	6,389	7,053
Americas (except United States)	4,846	7,166	4,702
Europe	5,534	5,932	3,110
Asia (except China and Singapore)	1,447	1,505	1,671
United States	3,924	4,914	2,162
Singapore	3,063	4,271	3,913
Others	73	5	164
Foreign market	26,119	30,182	22,775
Sales revenues	102,409	124,474	83,966

Schedule of Remaining Performance Obligations

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	12,161	178	12,339
Diesel	27,325	-	27,325
Natural gas	7,715	38,986	46,701
Liquefied petroleum gas	3,120	-	3,120
Services and others	740	3,607	4,347
Naphtha	1,497	1,497	2,994
Electricity	529	4,919	5,448
Other oil products	3,013	3,756	6,769
Jet fuel	1,335	-	1,335
Foreign market
Exports	2,732	5,337	8,069
Total	60,167	58,280	118,447